December 31, 2019

VIA EDGAR

Ms. Elena Stojic
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:                             AltShares Trust (the “Trust”) (File Nos. 333-233772, 811-23475)
Registration Statement on Form N-1A

Dear Ms. Stojic:

The following are responses by and on behalf of the AltShares Trust (formerly wicShares Trust) (“Registrant”) to the comments received from you on October 16, 2019, regarding the Registration Statement on Form N-1A (“Registration Statement”) for the AltShares Merger Arbitrage ETF (formerly wicShares Merger Arbitrage ETF) (the “Fund”), a series of the Registrant, that was filed with the Securities and Exchange Commission (“SEC”) on September 13, 2019. Your comments and the Registrant’s responses are set forth below. Defined terms used but not defined herein have the respective meanings assigned to them in the Registration Statement.

Prospectus

Fee Table

1.                                      Please provide a completed fee table.

Response: The Registrant will complete the fee table and expense examples in the pre-effective amendment (“Pre-Effective Amendment”) to the Registration Statement in a future pre-effective amendment after the Trust’s organizational meeting is held.  For purposes of the Pre-Effective Amendment, the completed fee table will provide as follows (exclusive of appropriate footnotes):

Management Fee	[0.75	]%
Distribution and/or Service (12b-1) Fees	[0.00	]%
Other Expenses	[	]%
Total Annual Fund Operating Expenses	[	]%

K&L GATES LLP

1601 K STREET NW   WASHINGTON   DC 20006

T +1 202 778 9000  F +1 202 778 9100  klgates.com

2.                                      Please confirm supplementally that, in accordance with Item 3, Instr. 3(f), if “acquired fund fees and expenses” (AFFE) exceed 0.01% of the average net assets of the Fund, the Fund will include a line item in the Fee Table for AFFE.

Response: The Registrant confirms that if AFFE were estimated to exceed 0.01% of the average net assets of the Fund, the Fund would include a line item in the Fee Table.  The Registrant does not estimate, however, that AFFE will exceed 0.01%.  Therefore, the corresponding line item is removed from the fee table in the Pre-Effective Amendment.

3.                                      Please move the information from Footnote 1 of the Fee Table to Item 12, as all 12b-1 plan details should be addressed in the Fund’s Item 12 (Distribution Arrangements) disclosures in the statutory prospectus.

Response: The Registrant will adopt a Rule 12b-1 Plan that currently does not charge fees to the Fund. Because the Rule 12b-1 Plan will be in effect, the Registrant has included Footnote 1 in accordance with Instruction 3(b) to Item 3 of Form N-1A. The footnote is necessary to explain why the Rule 12b-1 Fee is 0.00%.  As requested, however, details of the Rule 12b-1 Plan are addressed in the Fund’s Item 12 disclosures.

Principal Investment Strategies

4.                                      Please supplementally explain why the Fund believes that its name does not require an 80% policy for the terms “Merger Arbitrage” pursuant to Section 35(d) of the Investment Company Act of 1940 and Rule 35d-1 thereunder.

Response: The term “Merger Arbitrage” refers to an investment strategy and not a type of investment.  See Investment Company Act Release No. 24828 (February 1, 2001) (explaining that the use of a term suggesting an investment objective or strategy is not subject to Rule 35d-1).  See also Frequently Asked Questions About Rule 35d-1 at Question 9 (same).

5.                                      In the second sentence of the first paragraph, the Principal Investment Strategy states the Fund will invest in target companies involved in a “merger or acquisition.” The draft index methodology provided by the Fund identifies “mergers, acquisitions, tender offers, leveraged buy-outs, and private equity takeovers” as eligible transaction types. Please reconcile if all of the events referenced by the draft index methodology are captured within the Fund’s Principal Strategies.

Response: The Registrant has revised the Fund’s Item 4 disclosure to conform to the language used in the index methodology.

6.                                      In the last sentence of the first paragraph, the disclosure states the index methodology “employs rules to identify Targets for inclusion in the Underlying

Index…” Please describe in plain English the rules to identify (and exclude) potential targets.

Response: The Registrant has revised the Fund’s Item 9 disclosures to describe the Underlying Index’s rules in detail, and such reference has been removed from the Fund’s Item 4 disclosures.

7.                                      In the same sentence, please describe in plain English how the index methodology defines and determines the “implied probability” of a transaction closing successfully.

Response: The Registrant has revised the Fund’s Item 9 disclosures to explain how the Underlying Index determines, screens, selects and weights constituents.  The implied probability reference has been removed from the Item 4 and Item 9 disclosure.  The implied probability calculation is disclosed in the index methodology document.

8.                                      In the first sentence of the second paragraph, please confirm that the Fund reconstitutes and rebalances on the same schedule as the Underlying Index.

Response:  The Registrant has revised the disclosure to clarify that the Fund reconstitutes and rebalances on the same schedule as the Underlying Index.

9.                                      In the last sentence of the second paragraph, the disclosure states the Underlying Index may buy short positions in shares of an Acquirer’s stock. Please supplementally confirm if short selling is a principal strategy of the Fund. If so, please disclose that expenses (such as dividends on stocks sold short) are included in the “other expenses” line item in the fee table (or show as a separate line item).

Response: The Registrant has revised the disclosure to clarify that the Underlying Index may call for short exposure to shares of an Acquirer’s stock to hedge the risk of certain transactions included in the Underlying Index.  The Registrant has also revised the disclosure to clarify that the Fund will invest in swaps to obtain such short exposures.  Short selling securities is not a principal investment strategy of the Fund.

10.                               In the last sentence of the fourth paragraph, please clarify that any allocation to cash-like instruments will only continue until the Underlying Index reconstitutes and applies such allocation to new targets.

Response: The Registrant added the following sentence to the end of the last fourth paragraph: “The Underlying Index generally only allocates to cash when there are an insufficient number of Targets for inclusion in the Underlying Index and when a transaction represented by a Target in the Underlying Index has been consummated or abandoned.  Accordingly, cash allocations in the Underlying Index and Fund are generally removed as part of each Underlying Index reconstitution, though cash allocations may continue to be included if there are an insufficient number of Targets.”

11.                               In the last sentence of the fifth paragraph, the prospectus states the Fund may invest in financial instruments, “including swap agreements, futures contracts, ETFs and options on a security or equity securities indices.” Please revise this disclosure to list all of the types of derivatives in which the Fund expects it will principally invest (rather than “including”), as well as the relevant risks for such derivatives. See Letter from Barry Miller, Associate Director, Division of Investment Management to Karrie McMillan, General Counsel, ICI (July 30, 2010).

Response: The Registrant has revised the Item 4 disclosure to clarify that, with respect to derivatives, the Fund will invest principally in swaps and forward contracts on foreign currencies.  The Registrant has further revised the disclosure to clarify that the Fund will invest in other funds, principally money market funds, only to reflect cash allocations by the Underlying Index.  Because the Fund does not expect to invest in ETFs or options, the discussion of them has been retained only in the Fund’s Statement of Additional Information.

12.                               In the sixth paragraph, please disclose any industries in which the Fund expects the Underlying Index to be concentrated. Please also add corresponding principal risk disclosure.

Response: The Fund will concentrate in an industry (or group of industries) to the same extent as the Underlying Index.  The Registrant, however, cannot predict the concentration of the Underlying Index and does not currently expect to concentrate in any industry or group of industries.

13.                               In the final paragraph, the Fund provides the name of the Index Provider. Please specifically disclose here that the Index Provider is an affiliate, in addition to noting that it is a wholly-owned subsidiary.

Response: The Registrant has revised the disclosure to indicate that the Index Provider, Water Island Indices, LLC, is an affiliate of Water Island Capital, LLC, the Fund’s investment adviser.

Principal Investment Risks

14.                               Please consider adding an Equities Risk given the Fund’s principal investment strategies.

Response: The Registrant has added Equities Risk disclosure in the Pre-Effective Amendment.

15.                               The disclosure currently identifies a Small and Medium Capitalization Securities risk. If investing in small and medium capitalization companies will be a principal risk, please reflect this in the Fund’s principal investment strategies.

Response: The Registrant has revised the Fund’s Item 9 disclosure to clarify that the Fund will invest only in transactions valued at $200 million or more.  Consistent with this disclosure, the Registrant has revised the Fund’s Item 4 disclosure to state that the Fund may invest in companies of any market capitalization, including small and medium capitalization companies.

Additional Information about the Fund’s Investment Strategies and Risks

16.                               The Fund’s Item 9 disclosure of its principal strategies is identical to the disclosure included in response to Item 4. However, the disclosure in response to Item 4 is intended to be a summary of the more fulsome disclosure required by Item 9. See Form N-1A Item 4 and Item 9. See also IM Guidance Update 2014-08. Please revise to more fully disclose the Fund’s principal investment strategies in response to Item 9(b), including how the investment adviser chooses which securities to buy and sell.

Response:  The Registrant has revised the Fund’s Item 9 disclosure to include additional details regarding the Fund’s principal investment strategies.  In addition, the Registrant has revised the Fund’s Item 4 disclosure to summarize the Item 9 disclosure.

17.                               Pursuant to Item 9(a) of Form N-1A, please state whether the Fund’s investment objective may be changed without shareholder approval, if applicable.

Response: The Registrant has added disclosure to state that the Fund’s investment objective may be changed without shareholder approval.

18.                               Pursuant to Item 9(b)(1), Instruction 7 of Form N-1A, please disclose the tax implications of the Fund’s active and frequent trading of portfolio securities.

Response: The Registrant has included (Item 4 and Item 9) risk disclosure regarding the tax implications of the Fund’s active and frequent trading of securities in its “High Portfolio Turnover Risk.”

Index Provider

19.                               The first sentence of this paragraph appears to imply that Solactive AG is the Index Provider for the Fund, while the second sentence states that Solactive AG is the Index Calculation Agent. The Item 4 disclosure states that Water Island Indices is the Index Provider. Please reconcile the disclosure throughout the document to identify the responsibilities of Water Island Indices and of Solactive AG.

Response: The Registrant has revised the disclosure to clarify that Solactive AG is the “Index Calculation Agent” (and not the Index Provider) of the Underlying Index.  As Index Calculation Agent, Solactive AG will apply the rules of the index methodology to calculate the Underlying Index daily and in connection with each rebalance and reconstitution thereof.

Statement of Additional Information

Investment Policies and Restrictions

20.                               With regard to Fundamental Investment Policy (4), please note that a fund and its adviser may not ignore the investments of affiliated and unaffiliated underlying investment companies when determining whether the fund is in compliance with its concentration policies. Please add disclosure to clarify that the Fund will consider the investments of its underlying investment companies when determining the fund’s compliance with its concentration policies.

Response: As an index-based fund, the Fund is allowed freedom to concentrate in any industry or group of industries to the same extent as its Underlying Index.  See The First Australia Fund, Inc. SEC. No-Action Letter (July 29, 1999).

The Registrant expects the Fund’s investments in other investment companies to be limited to short-term investments in money market funds, which represent short-term cash allocations in the Underlying Index.  For these two reasons, the Registrant does not expect the Fund’s allocations to cash (i.e., to money market funds) to bear materially on compliance with its fundamental policy on concentration.  Further, the Registrant is not aware of a requirement to consider the concentration policies of an underlying investment company in which a Fund invests for purposes of determining the Fund’s compliance with its concentration policy. To the extent that the Registrant determines that a Fund’s investment in an underlying fund exposes the Fund to a material risk, including significant exposure to a particular industry or group of industries, the Registrant will include appropriate risk disclosure in the Fund’s registration statement. Therefore, the Registrant respectfully declines to add the requested disclosure.

Geographic Focus

21.                               In the section titled “Geographic Focus,” the disclosure states, “[s]et forth below for certain markets in which the Fund may invest are brief descriptions of some of the conditions and risks in each such market.” However, there appears to be no additional disclosure regarding any specific geographic region. Please clarify, provide this information, or remove this section.

Response: The Registrant has removed this sentence in the Pre-Effective Amendment because it is inapplicable to the Fund.  The Fund will not maintain a geographic focus.

Management of the Fund

22.                               In the table of information regarding the Fund’s officers, directors, and board members, please also disclose each person’s address in the first column with their name and age as required by Item 17(a)(1) of Form N-1A.

Response: In the Pre-Effective Amendment, the Registrant has modified the heading of the first column to include information with each person’s address, as required by Item 17(a)(1) of Form N-1A. In a future pre-effective amendment, the Registrant will complete the table regarding information about the Fund’s officers and board members.

Compensation of Trustees Table

23.                               Please include the information in the table as specified by Item 17(c) of Form N-1A. Please reconcile the Fund’s presentation of the current compensation table with Item 17(c) Instructions 3-4.

Response: The Registrant will provide the information in the table as specified by Item 17(c) of Form N-1A and will reconcile the Fund’s presentation with Instructions 3 and 4 of Item 17(c) of Form N-1A in a future pre-effective amendment.

Redemptions of Creation Units

24.                               In this section, please reference the Fund’s exemptive relief from Section 17 of the Investment Company Act.

Response: The Registrant has revised the disclosure to include the requested reference.

Taxation

25.                               Pursuant to Item 24(a), please specifically state that Subchapter M of the Internal Revenue Code is the provision that dictates requirements to qualify as a “RIC.”

Response: The Registrant has revised the disclosure to specify that Subchapter M of the Internal Revenue Code is the provision that dictates requirements to qualify as a “RIC.”

Part C — Other Information

Item 28. Exhibits

26.                               Please provide actual, rather than “form of” agreements, for agreements provided in this section.

Response: The Registrant will file the final version of the agreements as exhibits to a future pre-effective amendment once each agreement has been approved by the board of trustees.

27.                               Include the index license or sublicense agreement to which the Fund is a party as an exhibit to the registration statement, if applicable, as it is considered an “other material contract” pursuant to Item 28(h) of Form N-1A.

Response: The Registrant will file the sublicense agreement as an exhibit to a future pre-effective amendment.  The Registrant will not file the index license agreement because, unlike the sublicense agreement, the Fund is not a party to the index license agreement.  Therefore, it is not a material contract of the Registrant.

*              *              *              *              *

If you have any questions regarding the matters discussed above, please feel free to call me at (202) 778-9475.

Sincerely,

/s/ Stacy L. Fuller
Stacy L. Fuller

cc:	Marianne Dobelbower, Branch Chief
Christian Sandoe, Assistant Director
Fatima S. Sulaiman, K&L Gates LLP